Cover	Jul. 29, 2022
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 29, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-36833
Entity Address Address Line 1	1489 West Warm Springs Road
Entity Address Address Line 2	Suite 110
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89014
Entity Address City Or Town	Henderson
City Area Code	646
Local Phone Number	650-1351
Security 12b Title	Common Stock
Trading Symbol	VNRX
Security Exchange Name	NYSEAMER